Accounting for Suspended Exploratory Wells - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Project Well	Dec. 31, 2022 USD ($) Project	Dec. 31, 2021 USD ($) Project
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Capitalized exploratory well costs that have been capitalized for period greater than one year | $	$ 1,570	$ 1,554	$ 2,044
Number of projects with exploratory well costs that have been capitalized for a period greater than one year (in projects) | Project	13	12	15
Expected period for decision on the recognition of proved reserves	5 years
Capitalized exploratory well costs that have been capitalized for period greater than one year, number of wells | Well	71
Drilling Activity
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Capitalized exploratory well costs that have been capitalized for period greater than one year | $	$ 844
Number of projects with exploratory well costs that have been capitalized for a period greater than one year (in projects) | Project	7
No Drilling Activity
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Capitalized exploratory well costs that have been capitalized for period greater than one year | $	$ 726
Number of projects with exploratory well costs that have been capitalized for a period greater than one year (in projects) | Project	6
Undergoing Front End Engineering and Design with Final Investment Decision Expected
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Capitalized exploratory well costs that have been capitalized for period greater than one year | $	$ 311
Number of projects with exploratory well costs that have been capitalized for a period greater than one year (in projects) | Project	4
Undergoing front-end engineering and design with final investment decision expected in three years	4 years
Reviewing Development Alternatives
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Capitalized exploratory well costs that have been capitalized for period greater than one year | $	$ 415
Number of projects with exploratory well costs that have been capitalized for a period greater than one year (in projects) | Project	2